UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 50.8%
$1,000,000	Allegro CLO II Ltd. 6.497%, 1/21/2027[1,2,3]	$950,506
1,000,000	ALM XVI Ltd./ALM XVI LLC 6.030%, 7/15/2027[1,2,3]	915,662
125,000	American Homes 4 Rent 2014-SFR1 3.031%, 6/17/2031[2,3]	122,936
51,350	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003- 12 1.649%, 1/25/2034[1,2]	48,162
1,000,000	Bellemeade Re II Ltd. 7.025%, 4/25/2026[1,2,3]	1,002,454
500,000	Bellemeade Re Ltd. 6.825%, 7/25/2025[1,2,3]	501,971
1,500,000	CAN Capital Funding LLC 4.257%, 4/15/2020[1,3]	1,489,586
1,195,243	Countrywide Asset-Backed Certificates 1.425%, 5/25/2032[1,2]	1,096,546
1,384,479	Credit Suisse First Boston Mortgage Securities Corp. 1.175%, 2/25/2032[1,2]	1,357,858
177,193	Credit-Based Asset Servicing and Securitization LLC 3.799%, 7/25/2035[1,2]	177,380
307,132	CWABS, Inc. Asset-Backed Certificates Series 2004-1 1.085%, 4/25/2034[1,2]	261,644
1,000,000	Exeter Automobile Receivables Trust 2016-1 8.200%, 2/15/2023[1,3]	1,077,253
500,000	Fannie Mae Connecticut Avenue Securities 7.275%, 8/25/2028[1,2]	569,061
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.957%, 3/9/2047[1,2,3]	1,400,481
250,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[1,3]	249,653
	Freddie Mac Structured Agency Credit Risk Debt Notes
499,487	9.725%, 10/25/2027[1,2]	578,984
499,914	8.075%, 12/25/2027[1,2]	508,061
3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 3.025%, 9/25/2042[1,2,3]	4,086,421
650,000	Invitation Homes 2014-SFR1 Trust 4.281%, 6/17/2031[1,2,3]	644,914
500,000	Invitation Homes 2014-SFR2 Trust 4.531%, 9/17/2031[2,3]	500,619
500,000	Invitation Homes 2015-SFR1 Trust 4.831%, 3/17/2032[1,2,3]	504,448
750,000	Invitation Homes 2015-SFR2 Trust 3.677%, 6/17/2032[1,2,3]	747,903

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Invitation Homes 2015-SFR3 Trust 5.281%, 8/17/2032[1,2,3]	$1,012,701
500,000	Nationstar HECM Loan Trust 2016-2 6.535%, 6/25/2026[1,3]	510,000
350,000	Nationstar HECM Loan Trust 2016-3 5.682%, 8/25/2026[1,3]	352,065
1,000,000	OnDeck Asset Securitization Trust II LLC 7.630%, 5/17/2020[1,3]	1,014,605
260,000	OneMain Financial Issuance Trust 2014-2 5.310%, 9/18/2024[1,3]	260,941
1,000,000	OneMain Financial Issuance Trust 2015-2 5.640%, 7/18/2025[1,3]	1,008,372
130,274	Resix Finance Ltd. Credit-Linked Notes 5.512%, 2/10/2036[2,3]	6,489
554,791	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[1,2]	555,608
1,000,000	Springleaf Funding Trust 2015-A 6.310%, 11/15/2024[1,3]	1,007,017
1,500,000	THL Credit Wind River 2014-3 CLO Ltd. 6.302%, 1/22/2027[1,2,3]	1,397,827
991,727	VOLT XXXIII LLC 4.250%, 3/25/2055[1,2,3]	956,703
2,000,000	West CLO 2014-2 Ltd. 6.719%, 1/16/2027[1,2,3]	1,529,155

	TOTAL ASSET-BACKED SECURITIES (Cost $27,204,257)	28,403,986

	COLLATERALIZED MORTGAGE OBLIGATIONS – 47.1%
206,096	ABN Amro Mortgage Corp. 5.677%, 12/25/2033[1,2]	175,791
12,761,865	Alternative Loan Trust 2005-62 1.975%, 12/25/2035[1,2,4]	1,034,043
203,817	Alternative Loan Trust 2006-13T1 6.000%, 5/25/2036[1]	161,726
419,010	Banc of America Alternative Loan Trust 2004-7 5.360%, 8/25/2019[1,2]	339,727
614,176	Banc of America Alternative Loan Trust 2004-9 5.750%, 10/25/2034[1]	335,107
139,355	Banc of America Mortgage 2003-C Trust 3.238%, 4/25/2033[1,2]	100,049
434,521	Banc of America Mortgage 2003-D Trust 3.344%, 5/25/2033[1,2]	371,584
266,870	Banc of America Mortgage 2003-I Trust 3.134%, 10/25/2033[1,2]	212,896

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,523,513	Bayview Commercial Asset Trust 2005-1 0.955%, 4/25/2035[1,2,3]	$1,301,772
	Bayview Commercial Asset Trust 2005-3
729,587	1.015%, 11/25/2035[1,2,3]	595,700
664,697	1.035%, 11/25/2035[1,2,3]	543,319
316,365	1.125%, 11/25/2035[1,2,3]	259,881
	Bayview Commercial Asset Trust 2006-1
297,333	0.905%, 4/25/2036[1,2,3]	245,392
941,352	0.925%, 4/25/2036[1,2,3]	777,677
269,602	0.945%, 4/25/2036[1,2,3]	222,945
286,313	Bear Stearns ALT-A Trust 2005-9 1.045%, 11/25/2035[1,2]	260,460
2,502,407	Bear Stearns ARM Trust 2004-10 3.179%, 1/25/2035[1,2]	1,024,726
	Bear Stearns Asset Backed Securities Trust 2003-AC6
307,638	3.174%, 11/25/2033[1,2]	253,323
612,173	5.774%, 11/25/2033[1,2]	547,849
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[1]	32,312
457,367	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[1,2,3]	438,484
399,174	Chase Mortgage Trust 2016-2 3.750%, 12/25/2045[1,2,3]	383,738
138,995	CHL Mortgage Pass-Through Trust 2002-32 5.896%, 1/25/2033[1,2]	114,183
282,144	CHL Mortgage Pass-Through Trust 2003-58 2.878%, 2/19/2034[1,2]	249,854
1,262,092	CHL Mortgage Pass-Through Trust 2004-7 3.020%, 6/25/2034[1,2]	1,080,843
1,867,765	CHL Mortgage Pass-Through Trust 2004-HYB3 2.864%, 6/20/2034[1,2]	1,516,565
27,179,687	CHL Mortgage Pass-Through Trust 2005-3 1.646%, 4/25/2035[1,2,4]	2,051,115
640,412	Citigroup Mortgage Loan Trust, Inc. 2.951%, 3/25/2034[1,2]	455,567
312,602	Credit Suisse First Boston Mortgage Securities Corp. 6.099%, 6/25/2032[1,2]	171,951
2,171,763	GSR Mortgage Loan Trust 2004-7 2.755%, 6/25/2034[1,2]	1,977,276
511,464	HomeBanc Mortgage Trust 2004-1 1.425%, 8/25/2029[1,2]	307,102
315,725	Impac CMB Trust Series 2004-4 2.774%, 9/25/2034[1,2]	271,827
1,122,819	JP Morgan Mortgage Trust 2004-A3 2.686%, 6/25/2034[1,2]	975,379

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$932,973	MASTR Adjustable Rate Mortgages Trust 2003-2 2.806%, 8/25/2033[1,2]	$825,725
1,121,945	MASTR Adjustable Rate Mortgages Trust 2004-13 2.987%, 12/21/2034[1,2]	887,514
208,690	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 2.925%, 5/25/2029[1,2]	165,997
945,282	New York Mortgage Trust 2005-1 1.275%, 4/25/2035[1,2]	859,304
267,013	Prime Mortgage Trust 2003-1 5.500%, 6/25/2033[1,2]	228,279
773,855	Prime Mortgage Trust 2005-2 4.861%, 10/25/2032[1,2]	700,756
138,894	Provident Funding Mortgage Loan Trust 2004-1 2.884%, 4/25/2034[1,2]	111,568
42,486	Sequoia Mortgage Trust 2005-4 2.925%, 4/20/2035[1,2]	40,179
173,649	Structured Asset Sec Corp. Mort Pas Thr Cert Ser 2002 5A 2.865%, 4/25/2032[1,2]	169,975
117,469	Structured Asset Sec Corp. Mort Pass Thru Cer Ser 2003-17A 2.373%, 5/25/2033[1,2]	—
51,124	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 2.999%, 3/25/2033[1,2]	45,431
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-26A
236,958	2.023%, 9/25/2033[1,2]	211,734
41,852	2.453%, 9/25/2033[1,2]	12,568
553,099	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 2.897%, 6/25/2033[1,2]	209,822
49,687	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 2.373%, 11/25/2033[1,2]	7,444
528,389	Thornburg Mortgage Securities Trust 2003-2 1.650%, 4/25/2043[1,2]	478,101
210,687	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust 2.779%, 1/25/2033[1,2]	181,023
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
28,632	5.250%, 1/25/2018[1]	27,677
15,125	5.250%, 1/25/2018[1,3]	10,234
361,927	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 2.901%, 6/25/2033[1,2]	323,474
454,292	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-AR3 Trust 2.644%, 12/25/2032[1,2]	367,413

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$363,056	Wells Fargo Mortgage Backed Securities 2003-J Trust 3.002%, 10/25/2033[1,2]	$237,370
542,456	Wells Fargo Mortgage Backed Securities 2003-K Trust 2.769%, 11/25/2033[1,2]	464,733
443,273	Wells Fargo Mortgage Backed Securities 2003-O Trust 2.706%, 1/25/2034[1,2]	110,974
73,112	Wells Fargo Mortgage Backed Securities 2004-D Trust 2.974%, 5/25/2034[1,2]	50,184
711,849	Wells Fargo Mortgage Backed Securities 2004-J Trust 3.074%, 7/25/2034[1,2]	629,960
251,968	Wells Fargo Mortgage Backed Securities 2004-L Trust 3.062%, 7/25/2034[1,2]	163,689

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,026,853)	26,311,291

	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[2,4,5,6]	1,875

	TOTAL FINANCIALS (Cost $6,047)	1,875

	TOTAL CORPORATE BONDS (Cost $6,047)	1,875

Number of Shares

	SHORT-TERM INVESTMENTS – 2.7%
250,358	Fidelity Institutional Government Portfolio, 0.26%	250,358
1,255,400	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.28%	1,255,400

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,505,758)	1,505,758

	TOTAL INVESTMENTS – 100.6% (Cost $52,742,915)	56,222,910
	Liabilities in Excess of Other Assets – (0.6)%	(313,959)

	TOTAL NET ASSETS – 100.0%	$55,908,951

	SECURITIES SOLD SHORT – (0.4)%
	EXCHANGE-TRADED FUNDS – (0.4)%
(5,700)	SPDR Barclays High Yield Bond ETF	(209,304)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $199,801)	(209,304)

	TOTAL SECURITIES SOLD SHORT (Proceeds $199,801)	(209,304)

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,029,824.

[4]	Interest-only security.
[5]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $1,875.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund’s Class A, Class C, and Institutional Class shares commenced investment operations on December 31, 2015.  The Fund did not earn any income or incur any expenses during the period ended December 31, 2015.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Class I shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,363,714 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”).  This exchange was nontaxable, whereby the Fund’s Class I issued 4,933,206 shares for the net assets of the Company on December 31, 2015.  Assets with a fair market value of $49,332,058 consisting of cash, interest receivable and securities of the Company with a fair value of $46,754,826 (identified costs of investments transferred were $44,204,045) and cash were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$52,742,915

Gross unrealized appreciation	$4,454,154
Gross unrealized depreciation	(974,159)

Net unrealized appreciation on investments	$3,479,995

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$28,403,986	$-	$28,403,986
Collateralized Mortgage Obligations	-	26,311,291	-	26,311,291
Corporate Bonds	-	-	1,875	1,875
Short-Term Investments	1,505,758	-	-	1,505,758
Total Assets	$1,505,758	$54,715,277	$1,875	$56,222,910

Liabilities
Securities Sold Short
Exchange-Traded Funds	$209,304	$-	$-	$209,304
Total Liabilities	$209,304	$-	$-	$209,304

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  There were no transfers between levels at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2015	$-
Transfers into Level 3 during the period	1,875
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of September 30, 2016	$1,875

Braddock Multi-Strategy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016:

	Fair Value September 30, 2016	Valuation Methodologies	Indicative Input[1]	Impact to Valuation from an increase in Input[2]
Corporate Bonds	$1,875	Conservative Outlook for the Future Cash Flows	Future Cash Flows	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16